TAXATION - Income Tax Benefits (Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Current	$ (10,101)	¥ (70,324)	¥ (44,187)	¥ (37,856)
Deferred	9,320	64,887	19,776	128,026
Income tax benefits (expenses)	$ (781)	¥ (5,437)	¥ (24,411)	¥ 90,170